36. CONTINGENCIES, RESTRICTIONS AND LAWSUITS (Tables)	12 Months Ended
Dec. 31, 2018
Contingencies Restrictions And Lawsuits Tables Abstract
Indebtedness ratio

a) Indebtedness Ratio not greater than 1.4 times (valid for Series J and K Bonds)

As of December 31, 2018 ThCh$
A) Total liabilities	574,014,863
B) Total equity	572,153,244
Indebtedness ratio (A/B)	1.00

b) Indebtedness Ratio not greater than 1.2 times (valid for Series N and Q Bonds)

As of December 31, 2018 ThCh$
A) Other financial liabilities, current	129,222,021
B) Other financial liabilities, non-current	191,209,617
C) Cash and cash equivalents	37,486,337
D) Net financial debt (A+B-C)	282,945,301
Total equity	572,153,244
Indebtedness ratio, net (D/E)	0.49

Finance cost coverage ratio
As of December 31, 2018 ThCh$
A) Gross profit	204,586,309
B) Distribution expenses	114,151,288
C) Administrative expenses	34,975,242
D) Depreciation expense	24,911,943
E) Amortization for the year	1,105,381
F) Total (A-B-C+D+E)	81,477,103
G) Finance costs	11,647,790
Finance Cost Coverage Ratio (F/G)	7.00

Equity in UF
As of December 31, 2018 ThCh$
A) Equity attributable to the owners of the parent	568,321,968
B) Non-controlling interests	3,831,276
C) Total equity (A+B)	572,153,244
D) Amount in UF	27,566
Equity in UF (C/D*1000)	20,755,917

Restricted assets free of liens

i) Line 575 (Series J and K Bonds)

As of December 31, 2018 ThCh$
A) Total assets	1,146,168,107
B) Encumbered assets	—
C) Restricted Assets free of liens	1,146,168,107
D) Total placements of bonds effective	45,942,987
Assets free of liens / Amount in Line 575 (C/D)	24.95

ii) Line 841 (Series N Bonds)

As of December 31, 2018 ThCh$
A) Total assets	1,146,168,107
B) Encumbered assets	—
C) Restricted Assets free of liens	1,146,168,107
D) Total placements of bonds effective	55,131,580
Assets free of liens / Amount in Line 841 (C/D)	20.79

iii) Line 876 (Series Q Bonds)

As of December 31, 2018 ThCh$
A) Total assets	1,146,168,107
B) Encumbered assets	—
C) Restricted Assets free of liens	1,146,168,107
D) Total placements of bonds effective	55,131,580
Assets free of liens / Amount in Line 841 (C/D)	20.79

Details of bank loans with no restrictions on their agreements
Debtor	Creditor	Currency	Nominal rate
Cono Sur S.A.	Banco Estado	USD	2.91%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.16%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.21%
Viña Concha Y Toro S.A.	Scotiabank	USD	2.21%
Viña Concha Y Toro S.A.	HSBC	USD	1.90%
Cono Sur S.A.	Banco de Chile	CLP	3.17%
Cono Sur S.A.	BBVA	CLP	3.31%
Trivento B. y Viñedos S.A.	San Juan	ARG	17.00%
Trivento B. y Viñedos S.A.	BBVA	USD	2.90%
Trivento B. y Viñedos S.A.	BBVA	USD	3.00%
Trivento B. y Viñedos S.A.	BBVA	USD	3.00%
Trivento B. y Viñedos S.A.	BBVA	USD	2.80%
Trivento B. y Viñedos S.A.	BBVA	USD	2.50%
Trivento B. y Viñedos S.A.	CREDICOOP	USD	2.75%
Trivento B. y Viñedos S.A.	CREDICOOP	USD	2.75%
Trivento B. y Viñedos S.A.	CREDICOOP	USD	2.75%
Trivento B. y Viñedos S.A.	BICE	USD	2.15%
Trivento B. y Viñedos S.A.	BBVA	USD	1.80%
Trivento B. y Viñedos S.A.	BBVA	USD	1.80%
VCT Brasil Imp. Y Exp. Ltda	Citibank	BRL	10.12%
VCT Brasil Imp. Y Exp. Ltda	Itaú Brasil	BRL	11.00%
VCT USA, Inc.	Estado NY	USD	2.90%
VCT USA, Inc.	Estado NY	USD	3.34%
VCT USA, Inc.	BCI Miami	USD	2.89%
VCT USA, Inc.	Estado NY	USD	2.78%
VCT USA, Inc.	Estado NY	USD	3.39%
Fetzer	Banco Estado	USD	3.12%
Fetzer	Banco Estado	USD	3.12%
VCT & DG México S.A.	Banamex	MXN	10.50%
Southern Brewing Company S.A.	Banco Estado	CLP	4.92%
Southern Brewing Company S.A.	Banco Estado	CLP	4.98%
Southern Brewing Company S.A.	Banco Estado	CLP	4.74%
Southern Brewing Company S.A.	Banco Estado	CLP	4.74%
Southern Brewing Company S.A.	Banco Estado	CLP	4.74%
Southern Brewing Company S.A.	Banco Chile	CLP	4.08%
Southern Brewing Company S.A.	Banco Chile	CLP	4.90%
Southern Brewing Company S.A.	Banco Chile	CLP	6.96%
Southern Brewing Company S.A.	Banco Security	CLP	7.32%
Southern Brewing Company S.A.	Banco Bci	CLP	3.96%
Southern Brewing Company S.A.	Security	UF	4.65%
Southern Brewing Company S.A.	Security	UF	3.88%
Southern Brewing Company S.A.	Banco de Chile	UF	4.31%
Southern Brewing Company S.A.	Banco Estado	UF	3.88%